Note 15 - Share Capital	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Share Capital [Text Block]
Note
15
– Share Capital

On
June 6, 2018,
we filed a final short-form base shelf prospectus (the “Base Shelf Prospectus”), allowing us to offer and issue the following securities: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one
of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities may
be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one
or more shelf prospectus supplements. The aggregate initial offering price of securities that may
be sold by us (or certain of our current or future shareholders) pursuant to the Base Shelf Prospectus during the
25
-month period that the Base Shelf Prospectus, including any amendments thereto, remains valid was limited to an aggregate of
$750
million.

On
June 10, 2019,
we completed a public offering of common shares in the United States and Canada at a price of
$35.50
per common share pursuant to the
short-form base shelf prospectus and related prospectus supplement filed in connection with the offering (the “Offering”)
. The total offering of
6,900,000
common shares included the exercise in full by the underwriters of the
15%
over-allotment option, for aggregate gross proceeds to Descartes of
$245.0
million. Net proceeds to Descartes were approximately
$236.6
million once expenses associated with the Offering were deducted inclusive of the related deferred tax benefit on share issuance costs. As a result of the Offering, the aggregate balance of securities that may
be sold by us pursuant to the Base Shelf Prospectus has been reduced to an aggregate of
$505.0
million.

The following table sets forth the common shares outstanding (number of shares in thousands):

	January 31,	January 31,	January 31,
(thousands of shares)	2020	2019	2018
Balance, beginning of year	76,865	76,773	75,875
Shares issued:
Stock options and share units exercised	95	46	141
Issuance of common shares	6,900	–	–
Acquisitions (Note 3)	296	46	757
Balance, end of year	84,156	76,865	76,773

Cash flows provided from stock options and share units exercised during
2020,
2019
and
2018
were approximately
$1.5
million,
$0.5
million and
$1.0
million, respectively.